Goodwill And Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill And Intangible Assets [Abstract]
Goodwill And Intangible Assets

9. Goodwill and Intangible Assets

UNAMORTIZED INTANGIBLES	2011	2010

Goodwill
Carrying amount at beginning of year	$1,612.3	$1,614.4
Acquisitions and purchase price adjustments	—	1.5
Translation differences	(5.3)	(3.6)

Carrying amount at end of year	$1,607.0	$1,612.3

	000000	000000
AMORTIZED INTANGIBLES	2011	2010

Gross carrying amount	$393.6	$379.0
Accumulated amortization	(284.4)	(269.3)

Carrying value	$109.2	$109.7

No significant impairments were recognized during 2011, 2010 or 2009.

At December 31, 2011, goodwill assets include $1.2 billion associated with the 1997 merger of Autoliv AB and the Automotive Safety Products Division of Morton International, Inc.

The aggregate amortization expense on intangible assets was $18.6 million in 2011, $18.0 million in 2010, and $23.1 million in 2009. The estimated amortization expense is as follows (in millions): 2012: $18.4; 2013: $18.0; 2014: $13.9, 2015: $9.8 and 2016: $8.8.